CASH FLOWS - Schedule of Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reversal of other non-cash movements:
Exchange rate adjustments	$ 0.5	$ (0.6)	$ 0.1
Share-based payments	34.1	30.2	22.5
Fair value adjustments on derivative financial instruments	6.8	(6.6)	(1.5)
Reversal of provisions adjustments	0.0	0.0	(6.5)
Other adjustments	0.0	(0.1)	(0.1)
Total	41.4	22.9	14.5
Change in inventories, receivables, and payables:
Change in inventories	(1.3)	(10.2)	1.2
Change in receivables	(33.2)	41.7	45.2
Change in prepayments	(3.8)	8.4	(1.8)
Change in trade payables and other liabilities	4.8	7.9	3.2
Total	$ (33.5)	$ 47.8	$ 47.8